Equity - Summary of Share Capital (Detail) - shares	Dec. 31, 2021	Feb. 05, 2021	Dec. 31, 2020
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued and fully paid	33,151,881		23,569,276
Preferred Shares A [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued and fully paid			5,242,850
Preferred Shares B [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued and fully paid			7,650,147
Preferred Shares C [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued and fully paid			5,826,279
Ordinary shares [member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued and fully paid	33,151,881	9,511,075	4,850,000